Summary of significant accounting policies - Earnings per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions										12 Months Ended
	Jun. 03, 2022	Jan. 28, 2022	Nov. 22, 2021	Nov. 13, 2020	Aug. 14, 2020	Jul. 17, 2020	Jun. 19, 2020	Mar. 09, 2020	Aug. 01, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 30, 2019	Nov. 22, 2019
Earnings per share ("EPS")
Number of warrants										4,667
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)				$ 3.00
Incremental common shares attributable to call options and warrants										1,867
Warrants exercise price										$ 1.01	$ 4.89	$ 4.89
Vested stock options
Earnings per share ("EPS")
Antidilutive securities (in shares)									90,000	67,500
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights									90,000
Shares excluded in the diluted EPS calculation due to their anti-diluted effect									90,000	67,500
Convertible debt issued on March 9, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive								$ 1.0
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)								$ 0.8
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights								1,125,182
Convertible debt issued on June 19, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive							$ 0.7
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)							$ 0.8
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights							912,532
Convertible debt issued on July 17, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive						$ 0.7
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)						$ 2.5
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights						280,000
Convertible debt issued on August 14, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive					$ 0.3
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)					$ 2.5
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights					120,000
Convertible debt issued on November 13, 2020
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive				$ 0.3
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)				$ 2.5
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights				120,000
Convertible debt issued on November 22, 2019
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive														$ 1.2
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)														$ 1.0
Convertible debt issued on December 30, 2019
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive													$ 1.8
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)													$ 1.0
Convertible debt issued on March 9, 2020, one
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive								$ 1.0
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)								$ 3.0
Convertible debt issued on March 9, 2020, two
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive								$ 0.7
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)								$ 3.0
Contingent shares to be issued pursuant to business combination
Earnings per share ("EPS")
Antidilutive securities (in shares)											1,000,000	1,000,000
Shares excluded in the diluted EPS calculation due to their anti-diluted effect											1,000,000	1,000,000
Warrants Issued on November 22, 2021 | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)			17,175,412
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			17,175,412
Warrants exercise price			$ 1.008
Warrants Issued on January 28, 2022 | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)		18,124,400
Shares excluded in the diluted EPS calculation due to their anti-diluted effect		18,124,400
Warrants exercise price		$ 1.008
Warrants Issued on June 3, 2022 | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)	563,726
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	563,726
Warrants exercise price	$ 0.51